Deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	R$ 1,824,164	R$ 890,275
Difference in depreciation	274,687	232,848
Judicial deposit	2,326,652	2,184,863
Other	3,586,311	2,662,219
Total deferred liabilities on temporary exclusions	8,011,814	5,970,205
Adjustment to fair value of available-for-sale securities		4,391,621
Total deferred tax expense	8,011,814	10,361,826
Deferred Income Tax And Social Contribution Balance On [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	890,275	8,732
Difference in depreciation	232,848	237,400
Judicial deposit	2,184,863	2,154,003
Other	2,662,219	2,579,556
Total deferred liabilities on temporary exclusions	5,970,205	4,979,691
Adjustment to fair value of available-for-sale securities	4,391,621	5,045,864
Total deferred tax expense	10,361,826	10,025,555
Deferred Income Tax And Social Contribution Amount Recorded [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	936,149	890,275
Difference in depreciation	47,815	15,080
Judicial deposit	232,768	113,429
Other	1,014,109	193,260
Total deferred liabilities on temporary exclusions	2,230,841	1,212,044
Adjustment to fair value of available-for-sale securities	138,210	1,859,872
Total deferred tax expense	2,369,051	3,071,916
Deferred Income Tax And Social Contribution Realized Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	(2,260)	(8,732)
Difference in depreciation	(5,976)	(19,632)
Judicial deposit	(90,979)	(82,569)
Other	(90,017)	(110,597)
Total deferred liabilities on temporary exclusions	(189,232)	(221,530)
Adjustment to fair value of available-for-sale securities	(4,529,831)	(2,514,115)
Total deferred tax expense	R$ (4,719,063)	R$ (2,735,645)